Note Payable (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 31, 2023	Oct. 26, 2023	Apr. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2023	Sep. 30, 2022	Mar. 01, 2022
Notes Payable [Line Items]
Repayments of note payable					$ 1,750,000	$ 250,000
Repayment of debt					1,713,521	378,524
Interest expense					2,264,426	636,330
Fair value of warrant					149,000
Amortization of debt discount					$ 1,811,798	13,600
Shares issued (in Shares)					17,518
Note payable	$ 19,067				$ 19,067	35,400
Proceeds of note payable					$ 750,000	2,500,000
Accrued interest percentage	18.00%				18.00%
Net proceeds cost		$ 529,127
Offering cost			$ 203,090
Converted shares (in Shares)					937,961
Derivative liability convertible note					$ 601,000
Derivative liability	$ 750,000				750,000
Contingent warrants issued conversion					991,000
Repayments of notes payable ,related party					$ 449,000
Notes bore interest rate							7.67%
Principal interest percentage					16.00%
Fee amount					$ 520,840
Serve received in proceeds					$ 70,000
Interest rate	7.67%				7.67%
Warrant [Member]
Notes Payable [Line Items]
Amortization of debt discount					$ 16,333	13,600
Warrants exercised (in Shares)	40,292				40,292
Silicon Valley Bank [Member]
Notes Payable [Line Items]
Promissory note principal amount				$ 2,500,000				$ 83,333
Maturity date				Mar. 01, 2025
Bears interest rate									3.25%
Repayments of note payable	$ 1,000,000					250,000
Interest expense					$ 72,639	58,463
Warrants have an exercise price (in Dollars per share)	$ 0.49				$ 0.49
Warrant exercisable					12 years
Fair value of warrant					$ 49,000
Net of unamortized discount	$ 1,230,933				1,230,933	2,214,600
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Amortization of debt discount	$ 804,465				804,465
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Repayment of debt					$ 1,250,000	$ 2,250,000
Financing cost			3,001,500
Net proceeds cost			$ 2,798,410
Percentage of conversion price			80.00%
Converted shares (in Shares)			937,961
Converted price (in Dollars per share)			$ 3.2
Convertible Notes Payable [Member] | Bear Interest Payable [Member]
Notes Payable [Line Items]
Bearing interest rate			10.00%
Short-Term Notes [Member]
Notes Payable [Line Items]
Notes exit fee rate	16.00%				16.00%
Repaid notes payable					$ 870,015